INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY	6 Months Ended
Dec. 31, 2019
INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY
INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY

9.    INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY

9.1.    Parent company investment

The Group has recognized the contribution of assets and (liabilities) made by the shareholders into the Company, until the merger was consummated, as share premium decrease as follows:

	12/31/2019	12/31/2018

Capital contributions	—	294,041
Intangible contributed	—	623,022
Incorporation of financial debt (*)	—	(11,627,501)
	—	(10,710,438)

(*)   Financial debt taken by the Group in connect with Rizobacter acquisition

9.2.    Share capital

The 27,116,174 shares issued to Bioceres LLC in exchange of its Bioceres Inc Crop Business and its equity interest in Bioceres Semillas, together with the 119,443 shares issued to exercise the Bioceres Semillas’ tag-along and the 862,500 shares received by Bioceres LLC from the original founders of Union, were considered retrospectively in issued capital based on the assumption of those events have occurred at the beginning of the earliest period presented.

9.3.    Shares summary

As of the date of this financial statement, we had (i) 100,000,000 ordinary shares ($0.0001 par value) authorized, (ii) 36,120,517 ordinary shares issued and outstanding, (iii) 1,000,000 preference shares ($0.0001 par value) authorized, (iv) no preference shares issued and outstanding, (v) 12,700,000 private placement warrants outstanding (5,200,000 of which were issued in connection with Union’s IPO and 7,500,000 of which were issued in connection with the merger) classified as liability (Note 5.16) and (vi) 11,500,000 public warrants outstanding. Public warrants were classified as equity and its consideration was included in the “Share Premium” column.

Holders of the ordinary shares are entitled to one vote for each ordinary share.

9.4.    Non-controlling interests

There were no dividends paid to non-controlling interest in the periods ended December 31, 2019, and 2018.